Issued share capital, share premium account and share options - Share premium account (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Issued share capital, share premium account and share options
Balance at beginning of year	€ 719.4	€ 719.4	€ 719.4
Balance at end of year	€ 719.4	€ 719.4	€ 719.4